UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of August 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (64.9%)
Consumer Discretionary (4.5%)
Comcast Corp. Class A	25,792,266	1,683,203
Ford Motor Co.	54,889,840	691,612
Lowe's Cos. Inc.	6,229,550	476,934
Twenty-First Century Fox Inc. Class A	18,720,091	459,391
Hilton Worldwide Holdings Inc.	17,477,591	417,190
L Brands Inc.	3,326,130	253,485
Bayerische Motoren Werke AG	2,251,875	195,674
		4,177,489
Consumer Staples (5.3%)
CVS Health Corp.	8,950,830	836,008
PepsiCo Inc.	6,322,110	674,885
Philip Morris International Inc.	5,938,890	593,473
Mondelez International Inc. Class A	12,148,080	546,907
Coca-Cola Co.	12,046,730	523,189
Diageo plc	18,503,396	512,826
Walgreens Boots Alliance Inc.	5,645,290	455,631
Colgate-Palmolive Co.	5,800,470	431,207
Costco Wholesale Corp.	2,238,540	362,845
		4,936,971
Energy (6.7%)
Chevron Corp.	14,888,640	1,497,499
Exxon Mobil Corp.	11,911,240	1,037,946
TOTAL SA	16,289,486	778,261
Royal Dutch Shell plc Class B	23,167,868	589,789
Anadarko Petroleum Corp.	9,405,660	502,921
EOG Resources Inc.	5,046,628	446,576
Hess Corp.	6,238,750	338,764
^ Suncor Energy Inc.	11,925,700	323,378
Marathon Petroleum Corp.	6,658,346	283,046
Schlumberger Ltd.	2,768,743	218,731
Valero Energy Corp.	2,825,150	156,372
		6,173,283
Financials (15.3%)
Wells Fargo & Co.	40,595,897	2,062,272
JPMorgan Chase & Co.	22,747,796	1,535,476
Chubb Ltd.	10,739,480	1,363,162
Prudential Financial Inc.	13,247,190	1,051,562
Bank of America Corp.	59,055,143	953,150
PNC Financial Services Group Inc.	10,162,600	915,650
BlackRock Inc.	2,410,960	898,830
Marsh & McLennan Cos. Inc.	9,939,150	672,185
Northern Trust Corp.	7,194,844	507,884
Mitsubishi UFJ Financial Group Inc.	89,847,800	494,929
Bank of Nova Scotia	8,323,700	442,987
US Bancorp	8,951,150	395,193
Intercontinental Exchange Inc.	1,348,990	380,442
American Tower Corp.	3,272,157	370,997
MetLife Inc.	8,517,984	369,681

Goldman Sachs Group Inc.	2,153,870	364,995
Synchrony Financial	10,710,070	298,061
Hartford Financial Services Group Inc.	6,657,482	273,423
BNP Paribas SA	5,256,634	268,462
American International Group Inc.	2,787,660	166,786
UBS Group AG	9,939,752	143,629
Tokio Marine Holdings Inc.	3,362,600	132,452
AvalonBay Communities Inc.	579,626	101,440
		14,163,648
Health Care (11.5%)
Merck & Co. Inc.	31,772,522	1,994,997
Johnson & Johnson	9,381,326	1,119,568
Medtronic plc	12,640,290	1,100,084
Bristol-Myers Squibb Co.	18,250,205	1,047,379
^ AstraZeneca plc ADR	30,749,316	1,008,885
Pfizer Inc.	26,566,140	924,502
UnitedHealth Group Inc.	5,272,190	717,282
Cardinal Health Inc.	8,389,300	668,376
Novartis AG	7,074,272	557,191
Eli Lilly & Co.	6,809,445	529,434
Roche Holding AG	1,062,786	259,426
* HCA Holdings Inc.	3,227,100	243,807
McKesson Corp.	933,070	172,263
* Regeneron Pharmaceuticals Inc.	284,230	111,575
Baxter International Inc.	2,104,900	98,362
* Celgene Corp.	615,920	65,743
		10,618,874
Industrials (7.4%)
United Parcel Service Inc. Class B	10,112,923	1,104,534
Honeywell International Inc.	6,377,201	744,283
CSX Corp.	24,818,526	701,868
Lockheed Martin Corp.	2,737,980	665,247
Siemens AG	5,147,110	614,040
FedEx Corp.	3,177,810	524,116
Caterpillar Inc.	6,361,651	521,337
Eaton Corp. plc	7,541,120	501,786
Boeing Co.	3,141,030	406,606
Canadian National Railway Co.	6,198,896	398,651
Schneider Electric SE	5,652,861	385,650
ABB Ltd. ADR	11,133,126	241,255
Raytheon Co.	426,567	59,775
		6,869,148
Information Technology (8.7%)
Microsoft Corp.	33,023,083	1,897,506
* Alphabet Inc. Class A	2,015,402	1,591,865
Intel Corp.	42,187,030	1,514,093
Cisco Systems Inc.	30,394,500	955,603
Apple Inc.	8,261,915	876,589
Accenture plc Class A	7,490,790	861,441
Texas Instruments Inc.	4,236,526	294,608
		7,991,705
Materials (1.6%)
International Paper Co.	11,295,870	547,737
Dow Chemical Co.	7,785,230	417,600
BHP Billiton plc	18,975,800	246,822
Monsanto Co.	1,238,480	131,898

	Linde AG			714,605	122,022
					1,466,079
Telecommunication Services (1.4%)
	Verizon Communications Inc.			25,065,650	1,311,685

Utilities (2.5%)
	NextEra Energy Inc.			8,158,490	986,688
	Dominion Resources Inc.			10,605,630	786,513
	Exelon Corp.			15,085,814	512,918
					2,286,119
Total Common Stocks (Cost $41,820,104)					59,995,001

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (5.7%)
	United States Treasury Note/Bond	0.625%	12/31/16	219,245	219,381
	United States Treasury Note/Bond	0.875%	1/31/17	42,525	42,591
	United States Treasury Note/Bond	0.625%	7/31/17	368,000	367,827
	United States Treasury Note/Bond	1.000%	9/15/17	552,580	554,221
	United States Treasury Note/Bond	0.750%	10/31/17	83,700	83,726
	United States Treasury Note/Bond	0.875%	3/31/18	30,000	30,042
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,972
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	220,722
1	United States Treasury Note/Bond	1.375%	9/30/18	874,350	884,047
	United States Treasury Note/Bond	1.750%	9/30/19	950,000	972,563
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	62,717
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	68,543
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	52,146
	United States Treasury Note/Bond	2.000%	2/15/25	410,420	425,171
	United States Treasury Note/Bond	2.000%	8/15/25	282,680	292,794
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	7,194
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	100,328
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	313,344
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	186,363
	United States Treasury Note/Bond	2.500%	2/15/45	163,255	172,388
	United States Treasury Note/Bond	2.875%	8/15/45	72,665	82,645
	United States Treasury Note/Bond	2.500%	2/15/46	91,945	97,145
					5,280,870
Conventional Mortgage-Backed Securities (0.4%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	7,549	7,826
2,3	Fannie Mae Pool	4.500%	6/1/28–10/1/46	262,034	288,420
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	33	35
2,3	Freddie Mac Gold Pool	4.500%	5/1/29–9/1/46	63,572	70,083
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	3,077	3,571
2	Ginnie Mae I Pool	8.000%	6/15/17	4	4
					369,939
Nonconventional Mortgage-Backed Securities (0.2%)
2,3	Fannie Mae REMICS	3.500%	4/25/31	9,730	10,400
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	20,112
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,760	6,165

2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	108,686	119,241
					155,918
Total U.S. Government and Agency Obligations (Cost $5,557,831)					5,806,727
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
4	American Tower Trust I	1.551%	3/15/18	14,885	14,840
4	American Tower Trust I	3.070%	3/15/23	43,000	44,581
2,4,5Apidos CDO		2.179%	4/17/26	50,405	50,518
2,4,5ARES CLO Ltd.		2.199%	4/17/26	49,360	49,452
2,4,5Atlas Senior Loan Fund Ltd.		2.220%	10/15/26	13,245	13,307
2,4,5Atlas Senior Loan Fund V Ltd.		2.183%	7/16/26	12,135	12,174
2,4,5Babson CLO Ltd.		2.186%	7/20/25	5,660	5,671
2	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	1,554	1,552
2,4,5Cent CLO		2.224%	7/27/26	24,430	24,357
2,4,5Cent CLO 20 Ltd.		2.194%	1/25/26	40,000	39,974
2,4,5Cent CLO 22 Ltd.		2.268%	11/7/26	37,150	37,106
2,4,5CIFC Funding Ltd.		2.179%	4/18/25	47,325	47,445
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	19,333
2,4,5Dryden Senior Loan Fund		2.029%	4/18/26	46,650	46,542
2,4	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	606	606
2,4	Hilton USA Trust 2013-HLT	2.662%	11/5/30	45,820	45,788
2,4,5ING Investment Management Co.		2.179%	4/18/26	46,560	46,648
2,5	LB-UBS Commercial Mortgage Trust 2008-C1	6.287%	4/15/41	25,434	26,651
2,4,5Limerock CLO		2.179%	4/18/26	53,500	53,463
2,4,5Madison Park Funding XII Ltd.		2.138%	1/19/25	31,070	31,086
2,4,5Madison Park Funding XIII Ltd.		2.196%	7/20/26	37,385	37,493
2,4	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,570	8,764
2,4,5OZLM VI Ltd.		2.229%	4/17/26	38,280	38,436
2	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,888
2	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,545	12,647
4	SBA Tower Trust	2.898%	10/15/19	46,310	46,641
2,4,5Seneca Park CLO Ltd.		2.159%	7/17/26	27,340	27,395
2,4,5SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	29,471
2,4,5Shackleton CLO Ltd.		2.159%	7/17/26	26,765	26,622
2,4	Springleaf Funding Trust	2.410%	12/15/22	25,835	25,851
2,4	Springleaf Funding Trust	3.160%	11/15/24	53,215	53,639
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,206
2,4	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	8,330	8,327
2,4,5Symphony CLO XIV Ltd.		2.153%	7/14/26	46,405	46,536
2,4,5Thacher Park CLO Ltd.		2.166%	10/20/26	19,915	19,925
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,334
2,4,5Voya CLO 2014-2 Ltd.		2.129%	7/17/26	7,275	7,277
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,047,536)					1,052,546
Corporate Bonds (22.3%)
Finance (8.5%)
	Banking (6.4%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	20,977
	American Express Co.	1.550%	5/22/18	62,130	62,278
	American Express Credit Corp.	2.375%	3/24/17	46,985	47,331
	American Express Credit Corp.	2.125%	7/27/18	49,605	50,500
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,830
	Bank of America Corp.	6.400%	8/28/17	23,000	24,088

Bank of America Corp.	6.000%	9/1/17	69,725	72,723
Bank of America Corp.	5.750%	12/1/17	30,000	31,548
Bank of America Corp.	6.875%	4/25/18	40,000	43,354
Bank of America Corp.	5.625%	7/1/20	4,550	5,135
Bank of America Corp.	5.875%	1/5/21	40,000	46,020
Bank of America Corp.	3.300%	1/11/23	24,005	24,925
Bank of America Corp.	4.100%	7/24/23	6,735	7,301
Bank of America Corp.	4.125%	1/22/24	26,100	28,426
Bank of America Corp.	4.000%	1/22/25	32,900	34,279
Bank of America Corp.	5.875%	2/7/42	9,965	13,060
Bank of America Corp.	5.000%	1/21/44	39,433	47,279
Bank of America Corp.	4.875%	4/1/44	7,110	8,326
Bank of America NA	5.300%	3/15/17	68,000	69,438
Bank of America NA	6.000%	10/15/36	30,000	38,964
Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	62,333
Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	29,357
Bank of Nova Scotia	2.050%	10/30/18	64,150	65,050
Bank of Nova Scotia	2.800%	7/21/21	25,650	26,737
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	54,328
4 Barclays Bank plc	6.050%	12/4/17	47,500	49,818
Barclays Bank plc	5.140%	10/14/20	11,905	12,855
BB&T Corp.	4.900%	6/30/17	8,045	8,266
BB&T Corp.	5.250%	11/1/19	8,000	8,823
Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,232
Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	17,681
BNP Paribas SA	2.400%	12/12/18	53,700	54,550
BNP Paribas SA	3.250%	3/3/23	12,270	12,848
BPCE SA	2.500%	12/10/18	18,325	18,692
BPCE SA	2.500%	7/15/19	53,100	54,292
BPCE SA	4.000%	4/15/24	30,615	33,489
4 BPCE SA	5.150%	7/21/24	43,790	46,463
Capital One Bank USA NA	2.150%	11/21/18	45,055	45,465
Capital One Financial Corp.	5.250%	2/21/17	3,580	3,638
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,990
Capital One Financial Corp.	3.750%	4/24/24	55,460	58,900
Capital One Financial Corp.	3.200%	2/5/25	33,400	33,943
Capital One Financial Corp.	4.200%	10/29/25	11,740	12,256
Citigroup Inc.	1.750%	5/1/18	25,000	25,037
Citigroup Inc.	2.500%	9/26/18	18,000	18,301
Citigroup Inc.	2.550%	4/8/19	55,000	56,092
Citigroup Inc.	2.500%	7/29/19	37,530	38,202
Citigroup Inc.	2.400%	2/18/20	65,200	66,064
Citigroup Inc.	4.500%	1/14/22	33,920	37,389
Citigroup Inc.	6.625%	6/15/32	45,000	56,115
Citigroup Inc.	8.125%	7/15/39	4,638	7,313
Citigroup Inc.	5.875%	1/30/42	1,290	1,661
Citigroup Inc.	4.950%	11/7/43	16,000	18,647
Citigroup Inc.	5.300%	5/6/44	23,950	27,247
Compass Bank	2.750%	9/29/19	15,105	15,038
Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	56,543
4 Credit Agricole SA	2.500%	4/15/19	57,830	58,972
Credit Suisse	2.300%	5/28/19	109,260	110,789
Credit Suisse AG	1.750%	1/29/18	32,250	32,286
Credit Suisse AG	3.000%	10/29/21	18,325	18,881
Credit Suisse AG	3.625%	9/9/24	4,885	5,119
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	56,689
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	68,195

Deutsche Bank AG	2.500%	2/13/19	26,300	26,329
Fifth Third Bank	2.875%	10/1/21	10,345	10,799
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	46,627
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,474
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	34,187
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	26,242
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,634
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	64,389
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	47,217
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,434
Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,217
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	61,944
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	56,450
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	46,623
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	34,989
Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	14,510
4 HSBC Bank plc	4.750%	1/19/21	62,040	68,469
HSBC Holdings plc	3.400%	3/8/21	33,270	34,688
HSBC Holdings plc	4.000%	3/30/22	72,455	77,423
HSBC Holdings plc	3.600%	5/25/23	60,200	62,307
HSBC Holdings plc	6.500%	5/2/36	25,000	32,041
HSBC Holdings plc	6.100%	1/14/42	40,665	55,369
HSBC Holdings plc	5.250%	3/14/44	13,210	15,031
HSBC USA Inc.	1.625%	1/16/18	39,500	39,509
HSBC USA Inc.	2.625%	9/24/18	20,000	20,279
HSBC USA Inc.	2.350%	3/5/20	71,330	71,735
HSBC USA Inc.	3.500%	6/23/24	40,000	41,634
Huntington National Bank	2.200%	4/1/19	22,280	22,496
Huntington National Bank	2.400%	4/1/20	44,990	45,544
4 ING Bank NV	3.750%	3/7/17	23,000	23,285
4 ING Bank NV	1.800%	3/16/18	36,610	36,706
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	60,476
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,561
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	60,675
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	45,530
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	49,501
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,574
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	28,482
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	42,219
JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,003
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	31,910
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	14,555
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	123,607
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	22,766
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	20,017
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	17,192
4 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,734
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	18,052
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	25,373
Morgan Stanley	5.450%	1/9/17	70,000	71,040
Morgan Stanley	1.875%	1/5/18	9,470	9,518
Morgan Stanley	2.125%	4/25/18	52,125	52,634
Morgan Stanley	2.500%	1/24/19	100,000	101,926
Morgan Stanley	5.625%	9/23/19	24,355	27,065
Morgan Stanley	5.750%	1/25/21	79,825	91,464
Morgan Stanley	2.500%	4/21/21	21,815	22,043
Morgan Stanley	3.875%	4/29/24	97,010	104,211

Morgan Stanley	3.700%	10/23/24	29,050	30,787
Morgan Stanley	4.000%	7/23/25	29,455	31,807
Morgan Stanley	3.125%	7/27/26	11,435	11,498
Morgan Stanley	6.250%	8/9/26	20,000	25,093
Morgan Stanley	4.300%	1/27/45	18,360	19,841
National City Corp.	6.875%	5/15/19	13,950	15,734
4 Nationwide Building Society	2.350%	1/21/20	28,075	28,300
Northern Trust Corp.	3.450%	11/4/20	9,000	9,589
PNC Bank NA	4.875%	9/21/17	50,000	51,670
PNC Bank NA	3.300%	10/30/24	18,195	19,317
PNC Bank NA	4.200%	11/1/25	16,650	18,649
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	44,781
Santander Bank NA	2.000%	1/12/18	25,901	25,906
Santander Holdings USA Inc.	2.700%	5/24/19	30,200	30,498
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,299
Santander Issuances SAU	5.179%	11/19/25	29,800	30,877
4 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	62,448
State Street Corp.	5.375%	4/30/17	51,315	52,756
SunTrust Bank	3.300%	5/15/26	12,895	13,251
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	40,400
Synchrony Financial	2.600%	1/15/19	20,920	21,149
Synchrony Financial	3.000%	8/15/19	10,990	11,235
Synchrony Financial	2.700%	2/3/20	15,605	15,686
UBS AG	1.800%	3/26/18	34,055	34,197
4 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	45,621
4 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,251
US Bancorp	3.700%	1/30/24	52,500	57,662
Wells Fargo & Co.	5.625%	12/11/17	31,150	32,830
Wells Fargo & Co.	2.150%	1/15/19	91,150	92,640
Wells Fargo & Co.	2.150%	1/30/20	46,155	46,868
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,884
Wells Fargo & Co.	3.500%	3/8/22	64,245	68,552
Wells Fargo & Co.	3.450%	2/13/23	61,885	64,759
Wells Fargo & Co.	4.480%	1/16/24	46,156	50,765
Wells Fargo & Co.	3.550%	9/29/25	32,170	34,328
Wells Fargo & Co.	3.000%	4/22/26	39,405	40,401
Wells Fargo & Co.	5.606%	1/15/44	68,281	85,210
Wells Fargo & Co.	4.650%	11/4/44	10,315	11,255
Wells Fargo & Co.	4.900%	11/17/45	19,160	21,893
Wells Fargo & Co.	4.400%	6/14/46	38,300	40,596

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,898

Finance Companies (0.4%)
GE Capital International Funding Co.	2.342%	11/15/20	75,437	77,634
GE Capital International Funding Co.	3.373%	11/15/25	111,589	121,843
GE Capital International Funding Co.	4.418%	11/15/35	159,635	182,721

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	30,325
Aetna Inc.	3.950%	9/1/20	5,230	5,606
Aetna Inc.	2.800%	6/15/23	20,765	21,222
Aetna Inc.	3.200%	6/15/26	45,385	46,225
Aetna Inc.	4.250%	6/15/36	28,755	29,983
2 Allstate Corp.	6.125%	5/15/67	30,000	28,650
Anthem Inc.	2.300%	7/15/18	15,110	15,323

Anthem Inc.	3.700%	8/15/21	10,000	10,699
Anthem Inc.	3.125%	5/15/22	53,740	55,799
Anthem Inc.	3.300%	1/15/23	42,468	44,427
Anthem Inc.	4.650%	8/15/44	5,695	6,348
Chubb Corp.	6.000%	5/11/37	50,000	68,766
Chubb INA Holdings Inc.	5.800%	3/15/18	40,360	43,127
Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,510
Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	23,892
Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	35,194
Cigna Corp.	3.250%	4/15/25	52,030	53,809
CNA Financial Corp.	3.950%	5/15/24	5,410	5,692
4 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,091
4 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,408
4 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,338
4 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	15,530
4 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,223
4 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,614
4 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,587
MetLife Inc.	1.903%	12/15/17	9,010	9,078
MetLife Inc.	3.600%	4/10/24	35,035	37,112
MetLife Inc.	4.125%	8/13/42	5,565	5,634
MetLife Inc.	4.875%	11/13/43	20,820	23,424
4 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,562
4 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,806
4 New York Life Global Funding	1.650%	5/15/17	44,000	44,240
4 New York Life Insurance Co.	5.875%	5/15/33	55,395	68,824
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,901
Prudential Financial Inc.	4.500%	11/15/20	34,365	37,787
4 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,226
4 Teachers Insurance & Annuity Assn. of America
	4.900%	9/15/44	14,830	16,939
Torchmark Corp.	7.875%	5/15/23	45,000	55,862
Travelers Cos. Inc.	5.800%	5/15/18	32,500	34,917
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	9,851
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	28,072
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	30,235
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,912
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,703
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,180
UnitedHealth Group Inc.	4.625%	7/15/35	32,330	38,374
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	76,255
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	38,407

Other Finance (0.0%)
4 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,835

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	22,088
Duke Realty LP	6.500%	1/15/18	8,160	8,692
Realty Income Corp.	6.750%	8/15/19	21,075	23,991
Realty Income Corp.	4.650%	8/1/23	25,010	27,696
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,750
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,903
				7,878,100

Industrial (11.6%)
Basic Industry (0.1%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	24,045	26,196
CF Industries Inc.	5.375%	3/15/44	36,165	35,370
LyondellBasell Industries NV	4.625%	2/26/55	24,730	24,740
Monsanto Co.	4.700%	7/15/64	8,775	8,450
Rio Tinto Finance USA plc	3.500%	3/22/22	10,080	10,703
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	3,000	3,364

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	24,990	34,483
4 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,181
4 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,762
Boeing Co.	8.625%	11/15/31	9,460	15,089
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	54,097
Caterpillar Inc.	3.900%	5/27/21	46,914	51,566
Caterpillar Inc.	2.600%	6/26/22	11,345	11,763
Caterpillar Inc.	3.400%	5/15/24	14,200	15,337
Caterpillar Inc.	3.803%	8/15/42	13,960	14,601
Deere & Co.	7.125%	3/3/31	17,500	25,035
General Dynamics Corp.	3.875%	7/15/21	14,925	16,406
General Electric Capital Corp.	4.625%	1/7/21	22,598	25,480
General Electric Capital Corp.	5.300%	2/11/21	8,833	10,168
General Electric Capital Corp.	3.150%	9/7/22	34,079	36,384
General Electric Capital Corp.	3.100%	1/9/23	8,635	9,246
General Electric Capital Corp.	6.750%	3/15/32	3,986	5,703
General Electric Capital Corp.	6.150%	8/7/37	17,093	23,876
General Electric Capital Corp.	5.875%	1/14/38	19,160	26,116
General Electric Capital Corp.	6.875%	1/10/39	7,834	11,994
General Electric Co.	2.700%	10/9/22	9,965	10,389
General Electric Co.	4.125%	10/9/42	8,735	9,855
General Electric Co.	4.500%	3/11/44	43,750	51,772
Honeywell International Inc.	4.250%	3/1/21	40,681	45,412
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	57,989
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,793
John Deere Capital Corp.	1.700%	1/15/20	21,935	22,107
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,857
Lockheed Martin Corp.	4.500%	5/15/36	8,015	9,347
Lockheed Martin Corp.	4.700%	5/15/46	19,870	23,790
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	21,345
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	30,800	32,424
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	41,325
United Technologies Corp.	3.100%	6/1/22	7,010	7,498
United Technologies Corp.	7.500%	9/15/29	19,230	28,424
United Technologies Corp.	6.050%	6/1/36	20,325	27,767
United Technologies Corp.	6.125%	7/15/38	37,300	51,737

Communication (1.9%)
21st Century Fox America Inc.	3.000%	9/15/22	11,891	12,394
America Movil SAB de CV	3.125%	7/16/22	84,600	87,999
America Movil SAB de CV	6.125%	3/30/40	20,430	25,838
American Tower Corp.	3.450%	9/15/21	30,665	32,216
AT&T Inc.	1.400%	12/1/17	18,715	18,734
AT&T Inc.	5.600%	5/15/18	44,000	47,120
AT&T Inc.	2.300%	3/11/19	16,760	17,093
AT&T Inc.	5.200%	3/15/20	10,120	11,262
AT&T Inc.	4.600%	2/15/21	5,000	5,497

AT&T Inc.	4.450%	5/15/21	10,000	10,976
AT&T Inc.	6.450%	6/15/34	33,115	41,370
AT&T Inc.	4.750%	5/15/46	24,850	26,535
CBS Corp.	4.300%	2/15/21	27,830	30,369
Comcast Corp.	3.600%	3/1/24	22,230	24,399
Comcast Corp.	4.250%	1/15/33	42,890	48,116
Comcast Corp.	4.200%	8/15/34	23,435	26,168
Comcast Corp.	5.650%	6/15/35	4,725	6,144
Comcast Corp.	4.400%	8/15/35	26,835	30,758
Comcast Corp.	6.500%	11/15/35	4,720	6,636
Comcast Corp.	6.400%	5/15/38	4,320	6,064
Comcast Corp.	4.650%	7/15/42	47,970	56,030
Comcast Corp.	4.500%	1/15/43	22,000	25,306
Comcast Corp.	4.750%	3/1/44	22,875	27,302
Comcast Corp.	4.600%	8/15/45	32,640	38,274
4 Cox Communications Inc.	4.800%	2/1/35	30,000	28,755
4 Deutsche Telekom International Finance BV	4.875%	3/6/42	17,715	21,057
Discovery Communications LLC	5.625%	8/15/19	10,635	11,660
Discovery Communications LLC	5.050%	6/1/20	8,365	9,195
Grupo Televisa SAB	6.625%	1/15/40	25,090	30,738
Grupo Televisa SAB	5.000%	5/13/45	6,100	6,344
Grupo Televisa SAB	6.125%	1/31/46	12,550	15,079
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,497
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	101,809
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,726
NBCUniversal Media LLC	2.875%	1/15/23	9,760	10,226
Orange SA	4.125%	9/14/21	60,990	66,951
Orange SA	9.000%	3/1/31	20,280	32,518
4 SBA Tower Trust	2.933%	12/15/17	33,310	33,426
4 Sky plc	2.625%	9/16/19	38,021	38,591
4 Sky plc	3.750%	9/16/24	45,046	47,804
Time Warner Cable Inc.	5.850%	5/1/17	34,980	36,000
Time Warner Cable Inc.	8.750%	2/14/19	1,120	1,300
Time Warner Cable Inc.	8.250%	4/1/19	14,433	16,653
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,980
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	26,244
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	5,113
Time Warner Inc.	4.875%	3/15/20	14,000	15,486
Time Warner Inc.	4.750%	3/29/21	8,000	8,975
Verizon Communications Inc.	4.500%	9/15/20	95,525	105,237
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,909
Verizon Communications Inc.	6.400%	9/15/33	79,665	104,141
Verizon Communications Inc.	5.850%	9/15/35	49,525	61,336
Verizon Communications Inc.	6.900%	4/15/38	9,710	13,153
Verizon Communications Inc.	4.750%	11/1/41	11,880	12,866
Verizon Communications Inc.	6.550%	9/15/43	8,620	11,683
Verizon Communications Inc.	4.862%	8/21/46	65,487	72,463
Viacom Inc.	6.125%	10/5/17	7,500	7,867
Walt Disney Co.	4.125%	6/1/44	23,115	26,510

Consumer Cyclical (1.6%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	13,194
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,602
Amazon.com Inc.	2.500%	11/29/22	34,760	35,863
Amazon.com Inc.	4.800%	12/5/34	37,370	44,771
Amazon.com Inc.	4.950%	12/5/44	22,605	28,307
4 American Honda Finance Corp.	1.500%	9/11/17	13,510	13,567

4 American Honda Finance Corp.	1.600%	2/16/18	30,845	31,040
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,547
AutoZone Inc.	3.700%	4/15/22	46,136	49,300
AutoZone Inc.	3.125%	7/15/23	33,000	34,144
4 BMW US Capital LLC	2.000%	4/11/21	21,300	21,552
4 BMW US Capital LLC	2.800%	4/11/26	10,250	10,592
CVS Health Corp.	2.750%	12/1/22	40,255	41,595
CVS Health Corp.	4.875%	7/20/35	21,900	26,096
CVS Health Corp.	5.125%	7/20/45	51,085	63,707
4 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,567
4 Daimler Finance North America LLC	2.250%	7/31/19	73,100	74,246
4 Daimler Finance North America LLC	2.450%	5/18/20	2,740	2,810
4 Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,316
Daimler Finance North America LLC	8.500%	1/18/31	33,000	54,746
Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	45,598
Ford Motor Credit Co. LLC	3.157%	8/4/20	37,845	39,065
Home Depot Inc.	2.250%	9/10/18	39,555	40,461
Home Depot Inc.	2.700%	4/1/23	31,170	32,487
Home Depot Inc.	4.400%	3/15/45	28,655	33,971
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,889
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	53,843
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	25,698
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	37,480
McDonald's Corp.	2.625%	1/15/22	7,805	8,037
McDonald's Corp.	3.250%	6/10/24	5,460	5,891
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,135
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,639
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,489
PACCAR Financial Corp.	1.600%	3/15/17	29,561	29,670
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,213
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,977
4 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	17,185
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,741
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	32,584
Wal-Mart Stores Inc.	2.550%	4/11/23	38,325	39,911
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	153,873
Wal-Mart Stores Inc.	4.300%	4/22/44	20,480	24,459

Consumer Noncyclical (3.9%)
Actavis Funding SCS	3.000%	3/12/20	37,430	38,483
Actavis Funding SCS	3.450%	3/15/22	37,195	38,949
Actavis Funding SCS	3.800%	3/15/25	4,860	5,121
Actavis Funding SCS	4.550%	3/15/35	9,405	10,049
Actavis Funding SCS	4.850%	6/15/44	18,000	20,068
Altria Group Inc.	4.750%	5/5/21	23,376	26,541
Altria Group Inc.	2.850%	8/9/22	18,810	19,703
Altria Group Inc.	4.500%	5/2/43	10,705	12,344
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	13,173
Amgen Inc.	3.875%	11/15/21	13,315	14,481
Amgen Inc.	5.150%	11/15/41	36,380	42,272
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	25,483
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	78,993
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	72,622
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	156,200	180,723
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	119,903
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	119,918
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	19,965

2	Ascension Health	4.847%	11/15/53	44,750	57,166
	AstraZeneca plc	1.950%	9/18/19	12,065	12,250
	AstraZeneca plc	2.375%	11/16/20	44,480	45,643
	AstraZeneca plc	6.450%	9/15/37	23,385	32,872
	AstraZeneca plc	4.375%	11/16/45	30,240	34,257
2,4,5Avery Point IV CLO Ltd.		2.234%	4/25/26	46,220	46,385
4	BAT International Finance plc	2.750%	6/15/20	21,250	21,931
4	BAT International Finance plc	3.250%	6/7/22	58,280	61,819
4	BAT International Finance plc	3.500%	6/15/22	8,980	9,638
4	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,623
4	Bayer US Finance LLC	3.000%	10/8/21	46,850	48,827
4	Bayer US Finance LLC	3.375%	10/8/24	11,700	12,072
	Biogen Inc.	2.900%	9/15/20	21,115	21,983
	Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	44,570
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,923
	Cardinal Health Inc.	3.200%	3/15/23	13,035	13,693
	Cardinal Health Inc.	3.500%	11/15/24	24,705	26,392
	Cardinal Health Inc.	4.500%	11/15/44	28,805	31,789
4	Cargill Inc.	6.000%	11/27/17	25,000	26,468
4	Cargill Inc.	4.307%	5/14/21	60,532	66,477
4	Cargill Inc.	6.875%	5/1/28	19,355	25,430
4	Cargill Inc.	4.760%	11/23/45	35,615	42,383
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,141
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,904
2	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	27,980	27,762
	Celgene Corp.	2.250%	5/15/19	6,565	6,663
	Celgene Corp.	3.550%	8/15/22	18,400	19,601
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,864
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,438
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,343
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,487
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	36,890
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	19,681
	Diageo Capital plc	2.625%	4/29/23	48,310	49,806
	Diageo Investment Corp.	2.875%	5/11/22	26,991	28,229
	Dignity Health California GO	2.637%	11/1/19	5,595	5,731
	Dignity Health California GO	3.812%	11/1/24	11,415	12,269
	Eli Lilly & Co.	3.700%	3/1/45	24,450	26,526
4	EMD Finance LLC	2.950%	3/19/22	23,660	24,219
4	EMD Finance LLC	3.250%	3/19/25	47,000	48,415
4	Forest Laboratories Inc.	4.875%	2/15/21	9,000	9,990
5	General Mills Inc.	6.390%	2/5/23	50,000	59,503
	Gilead Sciences Inc.	2.550%	9/1/20	26,330	27,317
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	29,185
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,826
	Gilead Sciences Inc.	4.500%	2/1/45	27,480	30,695
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,268
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	57,137
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	30,464
4	Imperial Tobacco Finance plc	3.750%	7/21/22	20,495	21,688
4	Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,437
	Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	22,211
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	17,733
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	10,559
	Kraft Heinz Foods Co.	4.375%	6/1/46	16,070	17,372
	McKesson Corp.	2.700%	12/15/22	7,710	7,828
	McKesson Corp.	2.850%	3/15/23	7,620	7,807

Medtronic Inc.	1.375%	4/1/18	13,520	13,566
Medtronic Inc.	2.500%	3/15/20	34,350	35,566
Medtronic Inc.	3.150%	3/15/22	57,630	61,279
Medtronic Inc.	3.625%	3/15/24	10,350	11,315
Medtronic Inc.	3.500%	3/15/25	76,150	82,390
Medtronic Inc.	4.375%	3/15/35	9,889	11,322
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	15,150	17,281
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,055	12,432
Merck & Co. Inc.	2.350%	2/10/22	30,760	31,702
Merck & Co. Inc.	2.800%	5/18/23	54,775	57,685
Merck & Co. Inc.	2.750%	2/10/25	47,090	49,146
Merck & Co. Inc.	6.550%	9/15/37	10,000	14,322
Merck & Co. Inc.	4.150%	5/18/43	22,090	25,314
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	17,610
Molson Coors Brewing Co.	5.000%	5/1/42	6,465	7,575
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	31,761
Novartis Capital Corp.	3.400%	5/6/24	16,695	18,286
Novartis Capital Corp.	4.400%	5/6/44	25,896	30,949
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,062
PepsiCo Inc.	2.750%	3/1/23	29,800	31,339
PepsiCo Inc.	4.000%	3/5/42	51,391	57,359
Pfizer Inc.	3.000%	6/15/23	47,025	50,298
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,081
Philip Morris International Inc.	4.125%	5/17/21	43,025	47,682
Philip Morris International Inc.	2.500%	8/22/22	21,645	22,243
Philip Morris International Inc.	2.625%	3/6/23	46,850	48,251
Philip Morris International Inc.	4.875%	11/15/43	6,185	7,531
2 Procter & Gamble - Esop	9.360%	1/1/21	27,935	32,995
4 Roche Holdings Inc.	2.875%	9/29/21	33,000	34,765
4 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,592
4 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,817
Sanofi	4.000%	3/29/21	44,090	48,922
4 Sigma Alimentos SA de CV	4.125%	5/2/26	19,205	20,036
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	37,215	37,387
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	9,045	9,122
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	8,720	8,891
The Kroger Co.	3.850%	8/1/23	10,770	11,772
The Kroger Co.	4.000%	2/1/24	22,290	24,600
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	14,374
Unilever Capital Corp.	4.250%	2/10/21	95,235	106,098
Wyeth LLC	5.950%	4/1/37	25,000	33,700
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	37,275

Energy (1.8%)
4 BG Energy Capital plc	4.000%	10/15/21	5,000	5,466
BP Capital Markets plc	1.846%	5/5/17	25,000	25,105
BP Capital Markets plc	4.750%	3/10/19	27,215	29,392
BP Capital Markets plc	2.315%	2/13/20	5,855	5,977
BP Capital Markets plc	4.500%	10/1/20	16,000	17,648
BP Capital Markets plc	3.062%	3/17/22	43,130	45,261
BP Capital Markets plc	3.245%	5/6/22	35,000	37,014
BP Capital Markets plc	2.500%	11/6/22	22,000	22,302

BP Capital Markets plc	3.994%	9/26/23	16,185	17,718
BP Capital Markets plc	3.814%	2/10/24	38,938	42,304
BP Capital Markets plc	3.506%	3/17/25	50,285	53,710
Chevron Corp.	3.191%	6/24/23	49,470	52,873
ConocoPhillips	5.200%	5/15/18	80,000	84,917
ConocoPhillips	5.750%	2/1/19	7,510	8,213
ConocoPhillips	6.000%	1/15/20	3,680	4,161
ConocoPhillips Co.	2.875%	11/15/21	26,575	27,218
ConocoPhillips Co.	3.350%	11/15/24	8,470	8,715
ConocoPhillips Co.	3.350%	5/15/25	9,440	9,669
ConocoPhillips Co.	4.950%	3/15/26	4,385	4,972
ConocoPhillips Co.	4.300%	11/15/44	60,450	62,137
Devon Energy Corp.	3.250%	5/15/22	18,600	18,450
Devon Energy Corp.	5.600%	7/15/41	10,015	9,999
Devon Energy Corp.	5.000%	6/15/45	13,895	13,359
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	22,623
EOG Resources Inc.	5.625%	6/1/19	23,100	25,304
Exxon Mobil Corp.	2.222%	3/1/21	14,165	14,529
Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,417
Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,612
Exxon Mobil Corp.	4.114%	3/1/46	12,060	13,824
Halliburton Co.	3.500%	8/1/23	78,795	81,582
Noble Energy Inc.	4.150%	12/15/21	15,961	16,941
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	42,789
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,948
Occidental Petroleum Corp.	3.400%	4/15/26	28,910	30,562
Occidental Petroleum Corp.	4.400%	4/15/46	22,650	25,176
Phillips 66	4.875%	11/15/44	10,800	12,130
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	55,000	54,728
4 Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	32,000
4 Schlumberger Investment SA	2.400%	8/1/22	23,925	24,344
Schlumberger Investment SA	3.650%	12/1/23	44,520	48,411
Shell International Finance BV	4.375%	3/25/20	28,875	31,541
Shell International Finance BV	3.250%	5/11/25	11,051	11,667
Shell International Finance BV	4.125%	5/11/35	46,100	50,272
Shell International Finance BV	5.500%	3/25/40	12,990	16,167
Shell International Finance BV	4.375%	5/11/45	96,700	106,667
Suncor Energy Inc.	3.600%	12/1/24	1,970	2,081
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,948
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	32,957
Total Capital International SA	1.550%	6/28/17	44,415	44,581
Total Capital International SA	2.700%	1/25/23	36,510	37,658
Total Capital International SA	3.750%	4/10/24	41,500	45,579
Total Capital SA	2.125%	8/10/18	42,000	42,774
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	50,355
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	54,646

Other Industrial (0.0%)
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,191
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	31,065

Technology (0.9%)
Apple Inc.	2.850%	5/6/21	44,000	46,369
Apple Inc.	3.450%	5/6/24	39,950	43,308
Apple Inc.	2.450%	8/4/26	38,125	38,191
Apple Inc.	3.850%	5/4/43	17,000	17,631

Apple Inc.	4.450%	5/6/44	5,075	5,739
Apple Inc.	3.850%	8/4/46	36,890	38,217
Cisco Systems Inc.	4.450%	1/15/20	24,095	26,492
Cisco Systems Inc.	2.900%	3/4/21	13,350	14,084
Intel Corp.	4.100%	5/19/46	51,605	56,374
International Business Machines Corp.	8.375%	11/1/19	25,000	30,349
International Business Machines Corp.	3.375%	8/1/23	70,925	76,517
International Business Machines Corp.	3.625%	2/12/24	35,000	38,202
International Business Machines Corp.	5.875%	11/29/32	25,000	33,905
Microsoft Corp.	2.375%	2/12/22	24,670	25,445
Microsoft Corp.	3.625%	12/15/23	16,000	17,649
Microsoft Corp.	3.125%	11/3/25	31,615	33,676
Microsoft Corp.	2.400%	8/8/26	53,545	53,686
Microsoft Corp.	3.500%	2/12/35	23,520	24,359
Microsoft Corp.	3.450%	8/8/36	65,320	67,212
Microsoft Corp.	4.450%	11/3/45	14,250	16,564
Microsoft Corp.	3.700%	8/8/46	61,115	63,471
Oracle Corp.	2.500%	5/15/22	46,930	48,043
Oracle Corp.	2.950%	5/15/25	13,635	14,101

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	8,069
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,579
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	23,126
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	24,302	27,492
4 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,525
4 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,282
4 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,212
4 ERAC USA Finance LLC	7.000%	10/15/37	32,995	45,346
4 ERAC USA Finance LLC	5.625%	3/15/42	10,000	12,242
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	22,631	25,282
FedEx Corp.	2.700%	4/15/23	23,430	23,972
FedEx Corp.	4.900%	1/15/34	10,610	12,287
FedEx Corp.	3.875%	8/1/42	5,095	5,173
FedEx Corp.	4.100%	4/15/43	20,500	21,378
FedEx Corp.	5.100%	1/15/44	18,015	21,456
Kansas City Southern	4.950%	8/15/45	33,985	39,547
Southwest Airlines Co.	5.750%	12/15/16	32,500	32,913
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	16,038	18,203
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,738
United Parcel Service Inc.	4.875%	11/15/40	14,815	18,997
				10,745,807
Utilities (2.2%)
Electric (2.1%)
Alabama Power Co.	5.550%	2/1/17	17,650	17,940
Alabama Power Co.	5.700%	2/15/33	15,000	18,941
Alabama Power Co.	3.750%	3/1/45	24,430	25,838
Ameren Illinois Co.	6.125%	12/15/28	54,000	67,612
Berkshire Hathaway Energy Co.	6.125%	4/1/36	35,851	48,114
Berkshire Hathaway Energy Co.	6.500%	9/15/37	10,301	14,319
Commonwealth Edison Co.	4.350%	11/15/45	8,130	9,467
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	14,643
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	25,774
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	12,770

Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	43,178
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	61,337
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,800
5 Dominion Resources Inc.	2.962%	7/1/19	18,210	18,702
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,133
Dominion Resources Inc.	3.625%	12/1/24	29,400	31,328
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,479
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,393
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	54,891
Duke Energy Corp.	2.650%	9/1/26	11,775	11,744
Duke Energy Corp.	4.800%	12/15/45	44,700	52,807
Duke Energy Corp.	3.750%	9/1/46	9,940	10,027
Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,414
Duke Energy Florida LLC	6.400%	6/15/38	27,055	38,985
Duke Energy Progress LLC	6.300%	4/1/38	14,705	20,760
Duke Energy Progress LLC	4.200%	8/15/45	32,825	37,301
Eversource Energy	4.500%	11/15/19	3,535	3,844
Eversource Energy	3.150%	1/15/25	5,025	5,270
Florida Power & Light Co.	5.650%	2/1/35	50,000	64,234
Florida Power & Light Co.	4.950%	6/1/35	10,000	12,417
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,680
Florida Power & Light Co.	5.950%	2/1/38	39,215	54,248
Georgia Power Co.	5.400%	6/1/18	38,660	41,410
Georgia Power Co.	5.950%	2/1/39	16,822	22,332
Georgia Power Co.	4.750%	9/1/40	9,893	11,516
Georgia Power Co.	4.300%	3/15/42	30,375	33,629
MidAmerican Energy Co.	4.250%	5/1/46	3,925	4,568
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	63,685
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	41,748
Northern States Power Co.	6.250%	6/1/36	50,000	70,084
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,517
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	19,797
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	13,502
Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	14,190
PacifiCorp	2.950%	6/1/23	29,675	31,099
PacifiCorp	5.900%	8/15/34	12,500	15,943
PacifiCorp	6.250%	10/15/37	36,635	51,367
PECO Energy Co.	5.350%	3/1/18	20,545	21,862
Potomac Electric Power Co.	6.500%	11/15/37	25,000	35,952
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	26,755
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,683
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	36,420
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,287
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	45,595
South Carolina Electric & Gas Co.	4.100%	6/15/46	19,800	21,556
South Carolina Electric & Gas Co.	5.100%	6/1/65	23,540	28,135
Southern California Edison Co.	2.400%	2/1/22	4,295	4,421
Southern California Edison Co.	6.000%	1/15/34	7,695	10,349
Southern California Edison Co.	5.550%	1/15/37	50,475	66,224
Southern California Edison Co.	5.950%	2/1/38	40,000	55,185
Southern California Edison Co.	3.600%	2/1/45	3,560	3,775
Southern Co.	2.450%	9/1/18	9,395	9,587
Southern Co.	2.950%	7/1/23	48,400	49,985
Southern Co.	4.400%	7/1/46	30,000	33,185
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,838

	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,354
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,815
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	58,620

	Natural Gas (0.1%)
4	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	25,792
	NiSource Finance Corp.	5.250%	2/15/43	14,588	17,815
	NiSource Finance Corp.	4.800%	2/15/44	10,370	11,989

	Other Utility (0.0%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	37,683
					1,982,639
Total Corporate Bonds (Cost $18,790,138)					20,606,546
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
4	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	41,140	41,397
4	CDP Financial Inc.	4.400%	11/25/19	40,000	43,722
4	Electricite de France SA	4.600%	1/27/20	50,000	54,454
4	Electricite de France SA	4.875%	1/22/44	1,775	1,983
4	Electricite de France SA	4.950%	10/13/45	15,100	17,318
2,4	Electricite de France SA	5.250%	1/29/49	19,810	19,686
2,4	Electricite de France SA	5.625%	12/29/49	12,860	12,796
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	75,575
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	53,992
	Japan Treasury Discount Bill	0.000%	9/5/16	8,200,000	79,279
	Japan Treasury Discount Bill	0.000%	11/28/16	7,700,000	74,460
	Korea Development Bank	2.875%	8/22/18	37,605	38,577
	Korea Development Bank	2.500%	3/11/20	78,800	80,952
4	Petroleos Mexicanos	5.500%	2/4/19	13,315	14,185
	Province of Ontario	4.000%	10/7/19	56,415	60,862
	Province of Ontario	4.400%	4/14/20	50,000	55,085
	Province of Ontario	2.500%	4/27/26	40,160	41,590
	Quebec	2.500%	4/20/26	145,430	149,320
4	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	62,500	63,765
4	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	62,500	64,499
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,897
	Statoil ASA	2.250%	11/8/19	22,515	22,915
	Statoil ASA	2.900%	11/8/20	57,210	59,760
	Statoil ASA	2.750%	11/10/21	32,860	34,155
	Statoil ASA	2.450%	1/17/23	15,017	15,221
	Statoil ASA	2.650%	1/15/24	14,000	14,263
	Statoil ASA	3.700%	3/1/24	25,320	27,473
	Statoil ASA	3.250%	11/10/24	29,975	31,810
4	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	46,315
	United Mexican States	3.500%	1/21/21	13,956	14,916
	United Mexican States	3.600%	1/30/25	12,000	12,705
Total Sovereign Bonds (Cost $1,311,266)					1,375,927
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	6,695	7,597
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	61,735
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	27,735	45,393

California GO	5.700%	11/1/21	16,840	19,910
California GO	7.550%	4/1/39	43,215	70,096
California GO	7.300%	10/1/39	11,800	18,229
California GO	7.625%	3/1/40	3,510	5,672
California GO	7.600%	11/1/40	34,800	57,537
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	11,181
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	29,129
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	13,232
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	15,230	20,317
Chicago Transit Authority	6.899%	12/1/40	27,070	36,112
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	44,170
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	48,355	66,082
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	53,506
Houston TX GO	6.290%	3/1/32	23,740	30,323
Illinois GO	5.100%	6/1/33	61,950	60,392
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	39,593
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	18,925	21,903
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	62,236
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	22,170
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	74,624
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	27,546
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	30,166
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	30,936
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	56,227
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	6,186
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,307
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	25,072
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,921
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	17,602
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	22,511
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	96,145
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	36,018
Oregon GO	5.902%	8/1/38	19,510	26,974
6 Oregon School Boards Association GO	5.528%	6/30/28	50,000	62,447
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	16,191

Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	14,114
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	62,636
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	27,311
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	16,960
Stanford University	6.875%	2/1/24	34,745	46,572
Stanford University	7.650%	6/15/26	29,000	40,741
University of California	3.931%	5/15/45	22,370	24,368
University of California Regents General
Revenue	4.601%	5/15/31	21,975	25,645
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,650	27,745
University of California Regents Medical
Center Revenue	6.583%	5/15/49	31,110	46,222
University of California Revenue	5.770%	5/15/43	24,325	33,368
University of California Revenue	4.765%	5/15/44	5,980	6,597
Total Taxable Municipal Bonds (Cost $1,337,384)				1,705,667

			Shares
Temporary Cash Investments (1.5%)
Money Market Fund (0.4%)
7,8 Vanguard Market Liquidity Fund	0.612%		3,388	338,849

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.8%)
Bank of America Securities, LLC
(Dated 8/31/16, Repurchase Value
$116,701,000, collateralized by
Government National Mortgage Assn.,
3.000%-4.000%, 11/15/42-7/20/44, with a
value of $119,034,000)	0.330%	9/1/16	116,700	116,700
Citigroup Global Markets Inc.
(Dated 8/31/16, Repurchase Value
$244,202,000, collateralized by U.S.
Treasury Note/Bond 1.250%-2.250%,
3/31/21-11/15/25, with a value of
$249,084,000)	0.320%	9/1/16	244,200	244,200
RBC Capital Markets LLC
(Dated 8/31/16, Repurchase Value
$273,002,000, collateralized by Federal
National Mortgage Assn. 2.134%-6.000%,
2/1/26-7/1/46, Federal Home Loan
Mortgage Corp. 2.505%-2.733%, 8/31/34-
11/1/36, and Government National
Mortgage Assn., 3.500%, 10/20/45-4/20/46,
with a value of $278,460,000)	0.320%	9/1/16	273,000	273,000

	TD Securities (USA) LLC
	(Dated 8/31/16, Repurchase Value
	$150,001,000, collateralized by Federal
	National Mortgage Assn. 2.000%-6.000%,
	10/1/18-7/1/46, Federal Home Loan
	Mortgage Corp. 0.875%-8.500%, 1/1/18-
	10/1/45, and U.S. Treasury Note/Bond
	0.000%-2.000%, 1/26/17-5/15/23, with a
	value of $153,000,000)	0.320%	9/1/16	150,000	150,000
					783,900
U.S. Government and Agency Obligations (0.3%)
9	Federal Home Loan Bank Discount Notes	0.310%	9/9/16	46,564	46,562
9	Federal Home Loan Bank Discount Notes	0.325%	9/28/16	93,716	93,698
9	Federal Home Loan Bank Discount Notes	0.330%–0.338%	11/18/16	121,000	120,907
9	Federal Home Loan Bank Discount Notes	0.340%	11/23/16	24,100	24,080
					285,247
Total Temporary Cash Investments (Cost $1,407,963)					1,407,996
Total Investments (99.4%) (Cost $71,272,222)					91,950,410
Other Assets and Liabilities-Net (0.6%)8,10					522,547
Net Assets (100%)					92,472,957

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $317,722,000.

* Non-income-producing security.

1 Securities with a value of $717,000 have been segregated as collateral for open over-the-counter swap contracts.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $3,809,610,000, representing 4.1% of net assets.

5 Adjustable-rate security.

6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $338,748,000 of collateral received for securities on loan.

9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

10 Cash of $4,725,000 has been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

GO—General Obligation Bond.

REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average

Wellington Fund

coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with

Wellington Fund

open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,837,458	5,157,543	—
U.S. Government and Agency Obligations	—	5,806,727	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,052,546	—
Corporate Bonds	—	20,606,546	—
Sovereign Bonds	—	1,375,927	—
Taxable Municipal Bonds	—	1,705,667	—
Temporary Cash Investments	338,849	1,069,147	—
Futures Contracts—Liabilities[1]	(140)	—	—
Forward Currency Contracts—Assets	—	2,193	—
Forward Currency Contracts—Liabilities	—	(2,111)	—
Total	55,176,167	36,774,185	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid

Wellington Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2016	(3,114)	(377,573)	704
10-Year U.S. Treasury Note	December 2016	(660)	(86,408)	220
Ultra 10-Year U.S. Treasury Note	December 2016	(292)	(54,741)	(207)
				717

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Wellington Fund

At August 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/6/16	USD	77,166	JPY	8,200,000	(2,111)
Goldman Sachs International	11/28/16	USD	76,900	JPY	7,700,000	2,193
						82
JPY—Japanese Yen.
USD—U.S. dollar.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence

Wellington Fund

of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At August 31, 2016, the fund had no open swap contracts.

J. At August 31, 2016, the cost of investment securities for tax purposes was $71,372,691,000. Net unrealized appreciation of investment securities for tax purposes was $20,577,719,000, consisting of unrealized gains of $21,405,377,000 on securities that had risen in value since their purchase and $827,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD WELLINGTON FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.